Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Working Capital	$ 5,310,000
Accumulated other comprehensive income	$ 88,382		$ (63,634)
Exception of equity	The balance sheet amounts, with the exception of equity at June 30, 2025 and December 31, 2024 were translated at 7.1636 RMB and 7.2993 RMB to $1, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to statements of operations and comprehensive loss for the six months ended June 30, 2025 and 2024 were 7.2526 RMB and 7.2150 RMB to $1, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.
Estimated useful lives	5 years
Continuing Operations [Member]
Employee benefits	$ 116,886	$ 19,950
Pure Tech [Member]
Minority shareholders ownership interests	3.00%
Accumulated Other Comprehensive Income Loss [Member]
Accumulated other comprehensive income	$ 88,382		$ 63,634